UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-8974

The Jhaveri Trust

(Exact name of registrant as specified in charter)

18820 High Parkway, Cleveland, Ohio 44116

(Address of principal executive offices)

(Zip code)

Ramesh C. Jhaveri, 18820 High Parkway, Cleveland, Ohio 44116

(Name and address of agent for service)

With copy to:

Donald S. Mendelsohn, Thompson Hine LLP.

312 Walnut St., 14th Floor, Cincinnati, Ohio 45202

Registrant's telephone number, including area code: (216) 356-1565

Date of fiscal year end: March 30

Date of reporting period: September 30, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

Jhaveri Value Fund

A No-Load Capital Appreciation Fund

September 30, 2003

December 2, 2003

Dear Fellow Shareholders:

2003 has seen a spectacular turnaround in the markets from the last 3 years.  The Jhaveri Value Fund’s performance has been equally spectacular.  For the 2nd and 3rd quarters JVF was ranked 3rd by Lipper Analytical among over 1000 funds in the Large Cap Core category.  This ranking was based on 1-year performance for the applicable time periods.  These rankings were published in the Wall Street Journal.  JVF’s 1-year performance for the period ended 9/30/03 was up 42.5%*.  JVF has continued to outperform the market throughout 2003.  Here are the year-to-date performances for the market and JVF:

Market

Return (11/28/03)

S&P 500

▲ 20.3%

JHAVERI VALUE FUND

▲ 25.5%

Market Outlook

The economy and the markets have achieved a spectacular advance year to date.  Record low interest rates and inflation rates, a moderate unemployment rate, record high productivity and housing activity, and favorable fiscal, tax, and monetary policies have all contributed to the record high GDP growth rate and strong stock market advance.

The market, however, is a leading economic indicator and typically economic news is priced into the market three to six months ahead of time.  The question is how long will this good economic news continue into the future?  To use a baseball analogy, is this market in the third inning or in the seventh inning stretch?  Our analysis suggests that we are still in the early stages of a bull market.  Globalization, expanding world trade, internet / telecom induced productivity improvements, excess capacity in labor, plant and equipment should keep future inflation and interest rates low.   For these reasons, the market should remain in a long term uptrend.  We continue to be on guard for terrorist activity and trade protectionist sentiment which could derail the bull market.

The Jhaveri Value Fund is a diversified portfolio invested in high quality, large capitalization stocks.  We diligently take profit in fully priced or extended stocks and look for bargains in good quality undervalued stocks.  Our combination of short and long cycle investment strategy has improved the performance over the last year and should continue to help JVF relative performance.

We wish you a Happy Holiday season and a healthy and prosperous New Year.

Sincerely,

Ramesh C. Jhaveri - CEO

Saumil R. Jhaveri – President

*JVF Performance – 9/30/03

1-year  =  42.53%

5-year  =  0.88%

Since Inception  =  1.54%

Past performance is not predictive of future performance.  The value of shares will fluctuate and will be worth more or less than their original cost at the time of redemption.  The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Jhaveri Value Fund

					Schedule of Investments
					September 30, 2003 (Unaudited)
Shares/Principal Amt- % of Assets					Market Value

COMMON STOCKS

Appliance & Tool - 0.48%			Computer Services - 0.55%
1,000	Sony Corp. +	$ 34,800	2,000	Electronic Data Systems, Inc.	$ 40,400

AeroSpace/Aircraft/Defense - 0.32%			Conglomerates - 0.19%
500	Lockheed Martin Corp.	23,075	500	Raytheon Co.	14,000

Automobile Manufacturing - 0.14%			Electric Utilities - 0.62%
500	Honda Motor Corp. +	10,080	3,000	Allegheny Energy, Inc. *	27,420
			1,000	Duke Energy Corporation	17,810
Beverages-Alcoholic/Soft Drink - 3.03%					45,230
1,000	Anheuser-Busch Companies, Inc.	49,340
4,000	Coca Cola Co.	171,840	Electronic Equipment - 2.44%
		221,180	6,000	General Electric Co.	178,860

Broadcasting & Cable TV - 0.42%			Electronic-Semiconductors - 1.95%
1,500	The Walt Disney Co.	30,255	5,200	Intel Corp.	143,104

Chemicals-Diversified - 1.64%			Financial Services - 0.36%
3,000	Du Pont (E.I.) deNemours & Co.	120,030	500	Freddie Mac	26,175

Communication Services - 1.98%			Food Processing - 1.68%
1,000	BellSouth Corp.	23,680	500	General Mills, Inc.	23,535
2,500	Verizon Communications	81,100	1,500	Kraft Foods, Inc.	44,250
2,000	Vodafone Group PLC +	40,500	3,000	Sara Lee Corp.	55,080
		145,280			122,865

Computer-Software - 6.05%			Footwear - 0.20%
5,000	Oracle Corp. *	56,250	2,000	Skechers U.S.A, Inc. *	14,840
13,900	Microsoft Corp.	386,420
		442,670	Insurance - 1.07%
			1,000	American International Group, Inc.	57,700
Computer-Local Network - 1.47%			1,000	AON Corp.	20,850
5,500	Cisco Systems, Inc. *	107,745			78,550

Computer-Mini/Micro - 1.24%			Recreational Products- 1.68%
3,500	Hewlett-Packard Co.	67,760	6,500	Mattel, Inc.	123,240
7,000	Sun Microsystems, Inc. *	23,170
		90,930	Retail/Wholesale - Drugs- 5.66%
			4,000	AmerisourceBergen Corp.	216,200
Healthcare Facilities - 1.82%			2,000	Caremark RX, Inc. *	45,200
1,000	Express Scripts, Inc. *	61,110	5,000	Walgreen Co.	153,200
5,000	Tenet Healthcare *	72,400			414,600
		133,510
			Retail-Specialty - 1.14%
Medical-Drugs - 17.68%			1,000	Costco Wholesale Corp. *	31,150
2,000	Abbott Laboratories	85,100	2,000	Toys R Us, Holding Co. *	24,060
2,500	Bayer AG +	53,925	500	Wal-Mart Stores, Inc.	27,925
500	Bristol Myers Squibb Co.	12,830			83,135
1,000	Eli Lilly & Co.	59,400	Regional Banks - 0.40%
1,500	Forest Laboratories, Inc. *	77,175	1,000	National City Corp.	29,460
1,500	Glaxo SmithKline, PLC +	63,600
8,000	Johnson & Johnson, Inc.	396,160	Retail-Food & Restaurant - 2.64%
2,500	Merck & Co., Inc.	126,550	8,200	McDonalds Corp.	193,028
6,800	Pfizer, Inc.	206,584
14,000	Schering-Plough Corp.	213,360	Savings & Loans Banks - 0.81%
		1,294,684	1,500	Washington Mutual	59,055

Medical Equipment & Supplies - 1.59%			Telecommunications Equipment - 1.10%
4,000	Baxter International, Inc.	116,240	7,000	JDS Uniphase Corp. *	25,200
			11,200	Lucent Technologies, Inc. *	24,192
Miscellaneous Fabricated Products - 0.22%			2,000	Nokia Corp. +	31,200
1,500	Shaw Group, Inc. *	15,765			80,592

Natural Gas Utilities - 0.30%			Tobacco - 0.60%
3,000	El Paso Corp.	21,900	1,000	Altria Group, Inc.	43,800

Oil & Gas-International Integrated - 4.53%
2,000	Anadarko Petroleum Corp.	83,520	Total for Common Stock - 76.08%		5,570,858
1,500	BP PLC +	63,150
2,000	Burlington Resources, Inc.	96,400	STOCKS SHORTED
2,000	Royal Dutch Petroleum Co. +	88,400	500	Beazer Homes, Inc. *	42,200
		331,470	500	Centex Corp.	38,940
			1,000	Electronic Arts, Inc. *	92,180
Oil Well Services & Equipment- 2.89%			500	Navistar International Corp. *	18,640
2,500	Baker Hughes, Inc.	73,975	500	SAP AG +	15,205
500	Cooper Cameron Corp. *	23,105	500	Tractor Supply Co. *	16,405
1,000	Transocean, Inc. *	20,000			223,570
2,500	Weatherford International *	94,450
		211,530	Total for Stocks Shorted - 3.05%		223,570

Paper & Paper Products- 1.05%			Cash- Equivalents
1,500	Kimberly Clark Corp.	76,980
			2,093,974	First American Treasury Obligation FD CL S .29%	2,093,974
Personal Household Products- 2.94%			Total Cash Equivalents - 13.17%		2,093,974
3,000	Gillette Co.	95,940
5,500	Newell Rubbermaid, Inc.	119,185		Total Investments - 101.62%	$ 7,441,262
		215,125

Photography- 2.14%				(Cost $8,141,693)
7,500	Eastman Kodak Co.	157,050
				Liabilities in Excess of Other Assets (1.62%)	(118,651)
Retail- Home Improvement- 1.09%
2,500	Home Depot, Inc.	79,625		Net Assets - 100.00%	$ 7,322,611

Jhaveri Value Fund

Statement of Assets and Liabilities
September 30, 2003 (Unaudited)

Assets:
Investment Securities at Market Value	$ 7,441,262
(Identified Cost $8,141,693)
Cash	1,915
Receivables:
Dividends and Interest	5,584
Total Assets	7,448,761
Liabilities:
Accrued Management Fees	16,257
Payable for securities purchased	109,893
Total Liabilities	126,150
Net Assets	$ 7,322,611
Net Assets Consist of:
Paid-In Capital	11,530,253
Accumulated Undistributed Net Investment Income (Loss)	(46,470)
Accumulated Realized Gain (Loss) on Investments - Net	(3,461,040)
Unrealized Appreciation (Depreciation) in Value
of Investments Based on Identified Cost - Net	(700,431)
Net Assets, for 926,289 Shares Outstanding	$ 7,322,312
Net Asset Value and Redemption Price
Per Share ($7,322,611/926,289 shares)	$ 7.91

Jhaveri Value Fund

Statement of Operations
September 30, 2003 (Unaudited)
Investment Income:
Dividends	$ 36,423
Interest	3,686
Total Investment Income	40,109
Expenses
Management Fees (Note 3)	86,280
Dividends on Short Sales of Securities	299
Expenses	86,579

Net Investment Income (Loss)	(46,470)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	412,891
Unrealized Appreciation (Depreciation) on Investments	1,008,893
Net Realized and Unrealized Gain (Loss) on Investments	1,421,784

Net Increase (Decrease) in Net Assets from Operations	1,375,314

Jhaveri Value Fund

Statements of Changes in Net Assets	(Unaudited)
	4/1/2003	4/1/2002
	to	to
	9/30/2003	3/31/2003
From Operations:
Net Investment Income (Loss)	$ (46,470)	$ (67,236)
Net Realized Gain (Loss) on Investments	412,891	(2,187,464)
Net Unrealized Appreciation (Depreciation)	1,008,893	399,957
Increase (Decrease) in Net Assets from Operations	1,375,314	(1,854,743)
From Distributions to Shareholders
Net Realized Gain from Security Transactions	0	0
Net Decrease from Distributions	0	0
From Capital Share Transactions:
Proceeds From Sale of Shares	70,539	182,878
Shares Issued on Reinvestment of Dividends	0	0
Cost of Shares Redeemed	(34,652)	(746,931)
Net Increase (Decrease) from Shareholder Activity	35,887	(564,053)

Net Increase (Decrease) in Net Assets	1,411,201	(2,418,796)

Net Assets at Beginning of Period	5,911,111	8,329,907

Net Assets at End of Period	$ 7,322,312	$ 5,911,111

Share Transactions:
Issued	9,645	27,297
Reinvested	0	0
Redeemed	(4,691)	(108,837)
Net increase (decrease) in shares	4,954	(81,540)
Shares outstanding beginning of period	921,335	1,002,875
Shares outstanding end of period	926,289	921,335

Jhaveri Value Fund

Financial Highlights
Selected data for a share outstanding throughout the period:	(Unaudited)
	4/1/2003		4/1/2002	4/1/2001	4/1/2000	4/1/1999
	to		to	to	to	to
	9/30/2003		3/31/2003	3/31/2002	3/31/2001	3/31/2000
Net Asset Value -
Beginning of Period	$ 6.42		$ 8.31	$ 10.02	$ 12.52	$ 11.36
Net Investment Income (Loss)	(0.05)		(0.07)	(0.14)	(0.07)	(0.13)
Net Gains or Losses on Securities
(realized and unrealized)	1.59		(1.82)	(0.97)	(1.34)	2.25
Total from Investment Operations	1.54		(1.89)	(1.11)	(1.41)	2.12

Dividends (from net investment income)	0.00		0.00	0.00	0.00	0.00
Distributions (from capital gains)	0.00		0.00	(0.60)	(1.09)	(0.96)
Total Distributions	0.00		0.00	(0.60)	(1.09)	(0.96)
Net Asset Value -
End of Period	$ 7.96		$ 6.42	$ 8.31	$ 10.02	$ 12.52
Total Return	23.52%	a.)	(22.74)%	(11.43)%	(11.88)%	19.08%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	7,323		5,911	8,330	11,633	13,231

Ratio of Expenses to Average Net Assets Before Reimbursement	2.51%	b.)	2.55%	2.51%	2.50%	2.50%
Ratio of Net Income (Loss) to Average Net Assets Before Reimbursement	(1.35)%	b.)	(1.11)%	(1.52)%	(0.79)%	(1.03)%
Ratio of Expenses to Average Net Assets After Reimbursement	2.51%	b.)	2.50%	2.50%	2.50%	2.50%
Ratio of Net Income (Loss) to Average Net Assets After Reimbursement	(1.35)%	b.)	(1.06)%	(1.51)%	(0.79)%	(1.03)%
Portfolio Turnover Rate	784.25%		283.93%	80.17%	126.66%	130.85%

a.) Not annualized
b.) Annualized

JHAVERI VALUE FUND

 NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2003 (UNAUDITED)

Note 1. Organization

The Jhaveri Trust  (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management Investment Company.  The Trust was established under the laws of Ohio by an Agreement and Declaration of Trust dated January 18, 1995 (the “Trust Agreement”).  The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value.  Shares of one series have been authorized, which shares constitute the interests in the Jhaveri Value Fund (the “Fund”). The Fund commenced operations May 1, 1995.  The Fund’s investment objective is to provide long term capital appreciation.  The Fund seeks to achieve its objective by investing primarily in a broad range of common stocks believed by its adviser to have above average prospects for appreciation, based on a proprietary investment model developed by the adviser. The investment adviser to the Fund is Investments Technology, Inc. (The “Adviser”).

Note 2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation-Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price.  Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser’s opinion, the last bid price does not accurately reflect the current value of the security.  All other securities for which over-the-counter market quotations are readily available are valued at their last bid price.  When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

Federal Income Taxes-The Fund intends to qualify each year as a “Regulated Investment Company” under the Internal Revenue Code of 1986, as amended.  By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. Capital loss carryforwards of $1,766,341 expire in 2009.

Dividends and Distributions-The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis.  The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year. The amounts of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. To the extent these book/tax differences are permanent, they are charged or credited to paid-in capital in the period that the difference arises.

Estimates-The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

Other-The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrued basis.  Discounts and premiums on securities purchased are amortized over the life of the respective securities. Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid in capital.

Note 3. Investment Advisory Agreement

The Trust has an investment advisory agreement with Investments Technology, Inc. Ramesh C. Jhaveri and Saumil R. Jhaveri may be deemed to be controlling persons and affiliates of the Adviser due to their ownership of its shares and their positions as officers and directors of the Adviser. Because of such affiliation, they may receive benefits from the management fees paid to the Adviser.

Under the terms of the management agreement (the “Agreement”), the Adviser manages the Fund’s investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, interest, expenses incurred in connection with the organization and initial registration of its shares and extraordinary expenses.  As compensation for its management services and agreement to pay the Fund’s expenses, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 2.50% of the average daily net assets of the Fund.  In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Fund’s expenses, except those specified above, are paid by the Adviser.  For the six months ending September, 2003, the Adviser has earned a fee of $86,280 from the Fund.

Note 4. Investments

For the six months ending September 31, 2003, purchases and sales of investment securities, other than short-term investments, aggregated $9,668,473 and $10,732,759, respectively.  The gross unrealized depreciation for all securities totaled $700,432 and the gross unrealized depreciation for all securities totaled $101,522, or a net unrealized depreciation of $801,954. The aggregate cost of securities for federal income tax purposes at September 30, 2002 was $8,141,693.

Note 5. Control

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under section 2 (a) (9) of the Investment Company Act of 1940.  As of September 30, 2003, Nalini R. Jhaveri, M.D. and Ramesh C. Jhaveri, collectively owned over 53% of the Fund.

TRUSTEES AND OFFICERS

The Board of Trustees supervises the business activities of the Trust.  Each Trustee serves as a trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.  The Fund is not part of a “fund complex”.  The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940.

Name, Address and Year of Birth	Position(s) Held With Trust	Principal Occupations (Past 5 Years)	Other Directorships Held by Trustee
Ramesh C. Jhaveri[1] 18820 High Parkway Cleveland, Ohio 44116 1937	Trustee since 1995; Chairman of the Board and Chief Executive Officer since 1996	President of the Adviser since 1983; licensed account executive, options principal and general securities principal, Financial America Securities, Inc., an NASD broker-dealer, since 1970	Director of Xensor Corp since 1990.
Saumil R. Jhaveri[1] 18820 High Parkway Cleveland, Ohio 44116 1969	Trustee and Secretary since 1995; President and Treasurer since 1996	Vice President of the Adviser, where he has been working full time since 1991	None

1 Ramesh C. Jhaveri is the father of Saumil R. Jhaveri.  They are “interested persons” of the Trust because they are officers of the Trust.  In addition, they may be deemed to be “interested persons” of the Trust because they are officers of the Fund’s adviser.

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940.

Name, Address and Year of Birth	Position(s) Held With Trust	Principal Occupations (Past 5 Years)	Other Directorships Held by Trustee
Mukul M. Mehta 27070 Detroit Road Suite 201 Westlake, Ohio 44145 1945	Trustee since 1995	President of Quality Sciences, Inc., a consulting and software development firm assisting chemical industry clientele including Fortune 500 companies, since 1992	None
James E. Mueller 2246 Johnstone Way Westlake, Ohio 44145 1943	Trustee since 1995	Advertising director for Ed Mullinax Ford, a car dealer, from 1987-2000. Independent Contractor in Broadcasting since 2000.	None
David R. Zavagno 5852 Glasglow Court Solon, Ohio 44139 1954	Trustee since 1995	President of Universal Medical Systems, Inc., a company specializing in diagnostic imaging equipment design, sales and installation, since 1985	None

The Statement of Additional Information includes additional information about the Trustees and is available without charge upon request by calling the Fund at 440-356-1565.

Board of Trustees

Ramesh C. Jhaveri

Saumil R. Jhaveri

Mukul M. Mehta

James F. Mueller

David R. Zavagno

Investment Adviser

Investments Technology, Inc.

18820 High Parkway

Cleveland, OH 44116

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services

8869 Brecksville Rd, Ste. C

Brecksville, Ohio 44141

Custodian

U.S. Bank

P.O. Box 640994

Cincinnati, Ohio 45264-0994

Counsel

Thompson Hine LLP

312 Walnut Street

14th Floor

Cincinnati, OH  45202-4089

Independent Auditors

McCurdy & Associates CPA’s, Inc.

27955 Clemens Rd

Westlake, Ohio 44145

This report is provided for the general information of the shareholders of the Jhaveri Value Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8. Reserved.

Item 9.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of October 10, 2003, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 10.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Item 10(a)(2) of Form N-CSR are filed herewith.

(b)

Certification required by Item 10(b) of Form N-CSR is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Jhaveri Trust

By /s/Ramesh C. Jhaveri

*Ramesh C. Jhaveri

 Chief Executive Officer

Date December 9, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Ramesh C. Jhaveri

*Ramesh C. Jhaveri

 Chief Executive Officer

Date December 9, 2003

By /s/Saumil R. Jhaveri

*Saumil R. Jhaveri

 Chief Financial Officer

Date December 9, 2003

* Print the name and title of each signing officer under his or her signature.